Supplementary Information to Balance Sheets (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Summary of deferred income taxes and other current assets
Prepaid expenses	$ 52,024	¥ 4,318,000	¥ 3,804,000
Short-term loans receivable:
Affiliated companies	8,711	723,000	2,222,000
Other	17,193	1,427,000	914,000
Total	25,904	2,150,000	3,136,000
Deferred income taxes	674,132	55,953,000	43,390,000
Other	1,088,675	90,360,000	62,121,000
Total	1,840,735	152,781,000	112,451,000
Summary of deferred income taxes and other current liabilities
Accrued expenses	966,205	80,195,000	82,449,000
Deferred income taxes	4,578	380,000	128,000
Other	1,430,036	118,693,000	100,747,000
Total	$ 2,400,819	¥ 199,268,000	¥ 183,324,000